Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of DTA (Net) and DTL (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income / (expense) recognised in profit or loss	₨ (3,929)	$ (46)	₨ (3,014)	₨ (1,593)
Income / (expense) recognised in OCI	91		(82)	564
Compound financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	2,895		2,554	(12)
Income / (expense) recognised in profit or loss	407		380	85
Income / (expense) recognised in equity	(40)		(40)	2,631
Income / (expense) recognised in Adjustment on account of sale of subsidiary			1	(150)
Closing balance	3,262		2,895	2,554
Gain / (loss) on mark to market of derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(772)		(432)	463
Income / (expense) recognised in profit or loss	28		(268)	0
Income / (expense) recognised in OCI	(32)		(84)	(895)
Income / (expense) recognised in equity	(480)		(275)
Income / (expense) recognised in Adjustment on account of sale of subsidiary			287
Closing balance	(1,256)		(772)	(432)
Difference in written down value as per books of account and tax laws
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(78,085)		(72,547)	(62,551)
Income / (expense) recognised in profit or loss	(13,428)		(8,775)	(9,996)
Income / (expense) recognised in Adjustment on account of sale of subsidiary	2,463		3,237
Closing balance	(89,050)		(78,085)	(72,547)
Unamortised ancillary borrowing cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(319)		(310)	(223)
Income / (expense) recognised in profit or loss	63		(10)	(87)
Income / (expense) recognised in Adjustment on account of sale of subsidiary			1
Closing balance	(256)		(319)	(310)
Provision for decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	2,525		4,312	3,434
Income / (expense) recognised in profit or loss	(234)		(1,750)	878
Income / (expense) recognised in Adjustment on account of sale of subsidiary	(15)		(37)
Closing balance	2,276		2,525	4,312
Expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	422		384	255
Income / (expense) recognised in profit or loss	158		38	129
Closing balance	580		422	384
Fair value gain on financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance				(9)
Income / (expense) recognised in profit or loss				9
Unabsorbed depreciation available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	53,947		51,202	43,949
Income / (expense) recognised in profit or loss	8,483		5,160	7,253
Income / (expense) recognised in OCI	42		711
Income / (expense) recognised in Adjustment on account of sale of subsidiary	(2,256)		(3,126)
Closing balance	60,216		53,947	51,202
Tax Losses available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	2,050		686	425
Income / (expense) recognised in profit or loss	1,111		1,364	(346)
Income / (expense) recognised in OCI				607
Closing balance	3,161		2,050	686
Minimum alternate tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	3,034		2,376	1,892
Income / (expense) recognised in profit or loss	(20)		658	484
Closing balance	3,014		3,034	2,376
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	1,167		724	654
Income / (expense) recognised in profit or loss	287		534	70
Income / (expense) recognised in Adjustment on account of sale of subsidiary	(52)		(91)
Closing balance	1,402		1,167	724
Government grant (viability gap funding)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	452		405	412
Income / (expense) recognised in profit or loss	(98)		47	(7)
Closing balance	354		452	405
Right of use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(1,174)		(844)	(672)
Income / (expense) recognised in profit or loss	(148)		(417)	(172)
Income / (expense) recognised in Adjustment on account of sale of subsidiary	50		87
Closing balance	(1,272)		(1,174)	(844)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	709		681	577
Income / (expense) recognised in profit or loss	(535)		25	107
Income / (expense) recognised in OCI	(10)		3	(3)
Closing balance	161		709	681
Deferred Tax Assets Or Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(13,149)		(10,809)	(11,406)
Income / (expense) recognised in profit or loss	(3,929)		(3,014)	(1,593)
Income / (expense) recognised in OCI	0		630	(291)
Income / (expense) recognised in equity	(520)		(315)	2,631
Income / (expense) recognised in Adjustment on account of sale of subsidiary	190		359	(150)
Closing balance	₨ (17,408)		₨ (13,149)	₨ (10,809)